UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5497

Western Asset Municipal High Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET

MUNICIPAL HIGH INCOME FUND INC.

FORM N-Q

JULY 31, 2010

Schedule of investments (unaudited)

July 31, 2010

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 98.5%
Alaska — 0.6%
Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport	8.125%	5/1/31	$1,055,000	$962,297	(a)
Arizona — 1.8%
Pima County, AZ, IDA Revenue, Tucson Electric Power Co.	5.750%	9/1/29	1,000,000	1,018,740
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/37	1,500,000	1,329,135
University Medical Center Corp., AZ, Hospital Revenue	6.250%	7/1/29	500,000	547,095
Total Arizona				2,894,970
Arkansas — 0.4%
Arkansas State Development Financing Authority, Industrial Facilities Revenue, Potlatch Corp. Projects	7.750%	8/1/25	600,000	614,664	(a)
California — 4.5%
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue, Asset Backed	7.800%	6/1/42	2,000,000	2,394,000	(b)
M-S-R Energy Authority, CA	7.000%	11/1/34	2,000,000	2,304,320
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	2,000,000	2,168,960
Redding, CA, Redevelopment Agency, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/29	600,000	568,194
Total California				7,435,474
Colorado — 5.2%
Colorado Educational & Cultural Facilities Authority Revenue:
Charter School Peak to Peak Project	7.500%	8/15/21	665,000	701,515	(b)
Cheyenne Mountain Charter Academy	5.250%	6/15/25	680,000	707,758
Cheyenne Mountain Charter Academy	5.125%	6/15/32	510,000	515,702
Elbert County Charter	7.375%	3/1/35	785,000	760,327
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	4,000,000	4,403,880
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	1,000,000	842,220
Southlands, CO, Metropolitan District No. 1, GO	7.125%	12/1/34	500,000	629,305	(b)
Total Colorado				8,560,707
District of Columbia — 1.2%
District of Columbia COP, District Public Safety & Emergency, AMBAC	5.500%	1/1/20	1,895,000	2,012,585
Florida — 7.6%
Beacon Lakes, FL, Community Development District, Special Assessment	6.900%	5/1/35	860,000	857,850
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	1,500,000	1,252,785
Capital Projects Finance Authority, FL, Student Housing Revenue, Capital Projects Loan Program, Florida University	7.850%	8/15/31	2,000,000	2,064,340	(b)
Century Parc Community Development District, Special Assessment	7.000%	11/1/31	905,000	909,181
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems	6.000%	11/15/25	1,000,000	1,110,520	(b)
Martin County, FL, IDA Revenue, Indiantown Cogeneration Project	7.875%	12/15/25	2,000,000	2,008,700	(a)
Orange County, FL, Health Facilities Authority Revenue, First Mortgage, GF, Orlando Inc. Project	9.000%	7/1/31	1,000,000	1,003,120
Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project	9.500%	8/1/13	225,000	254,513	(c)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

July 31, 2010

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida — continued
Reunion East Community Development District, Special Assessment	7.375%	5/1/33	$2,000,000	$1,346,600
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	1,000,000	571,640
University of Central Florida, COP, FGIC	5.000%	10/1/25	1,000,000	1,001,730
Total Florida				12,380,979
Georgia — 6.8%
Atlanta, GA, Airport Revenue:
AGM	5.000%	1/1/26	1,000,000	1,035,520
FGIC	5.625%	1/1/30	1,000,000	1,006,860	(a)
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	2,000,000	2,022,760
Atlanta, GA, Tax Allocation, Atlantic Station Project	7.900%	12/1/24	2,500,000	2,776,300	(b)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	2,000,000	2,190,780
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	1,000,000	1,118,910
Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facilities, Lanier Village Estates	7.250%	11/15/29	1,000,000	1,011,740
Total Georgia				11,162,870
Hawaii — 2.8%
Hawaii State Department of Budget & Finance Special Purpose:
Revenue, Hawaiian Electric Co.	6.500%	7/1/39	2,000,000	2,199,400
Senior Living Revenue	6.400%	11/15/14	550,000	559,587
Senior Living Revenue	7.500%	11/15/15	1,500,000	1,559,160
Senior Living Revenue, 15 Craigside Project	8.750%	11/15/29	200,000	226,924
Total Hawaii				4,545,071
Illinois — 0.6%
Illinois Finance Authority Revenue, Refunding, Chicago Charter School Project	5.000%	12/1/26	1,000,000	942,390
Indiana — 0.5%
County of St. Joseph, IN, EDR:
Holy Cross Village Notre Dame Project	6.000%	5/15/26	285,000	275,666
Holy Cross Village Notre Dame Project	6.000%	5/15/38	550,000	504,906
Total Indiana				780,572
Kansas — 0.7%
Salina, KS, Hospital Revenue, Refunding & Improvement Salina Regional Health	5.000%	10/1/22	1,150,000	1,202,912
Kentucky — 1.3%
Owen County, KY, Waterworks System Revenue, Kentucky American Water Co. Project	6.250%	6/1/39	2,000,000	2,174,980
Louisiana — 1.2%
Epps, LA, COP	8.000%	6/1/18	930,000	943,894
St. John Baptist Parish, LA, Revenue, Marathon Oil Corp.	5.125%	6/1/37	1,000,000	968,070
Total Louisiana				1,911,964
Massachusetts — 1.9%
Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project	7.875%	3/1/25	825,000	712,726	(a)
Massachusetts State DFA Revenue, Briarwood	8.250%	12/1/30	1,000,000	1,035,620	(b)
Massachusetts State HEFA Revenue, Caritas Christi Obligation	6.750%	7/1/16	1,000,000	1,046,470
Massachusetts State Port Authority Revenue	13.000%	7/1/13	210,000	260,261	(c)
Total Massachusetts				3,055,077

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

July 31, 2010

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan — 5.4%
Allen Academy, COP	7.500%	6/1/23	$2,130,000	$1,929,822
Cesar Chavez Academy, COP	6.500%	2/1/33	1,000,000	918,420
Cesar Chavez Academy, COP	8.000%	2/1/33	1,000,000	1,028,690
Gaudior Academy, COP	7.250%	4/1/34	1,000,000	883,400
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	2,000,000	2,400,880
Star International Academy, COP	7.000%	3/1/33	960,000	966,250
William C. Abney Academy, COP	6.750%	7/1/19	655,000	658,026
Total Michigan				8,785,488
Missouri — 0.8%
Missouri State HEFA Revenue, Refunding, St. Lukes Episcopal	5.000%	12/1/21	1,300,000	1,344,031
Montana — 1.2%
Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	2,265,000	1,951,909	(a)
New Jersey — 6.9%
Casino Reinvestment Development Authority Revenue, NATL	5.250%	6/1/20	1,500,000	1,544,280
New Jersey EDA Retirement Community Revenue, SeaBrook Village Inc.	8.250%	11/15/30	1,000,000	1,032,260	(b)
New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group	5.250%	7/1/30	5,000,000	4,567,350
New Jersey State EDA Revenue, Refunding	6.875%	1/1/37	5,000,000	4,158,700	(a)
Total New Jersey				11,302,590
New Mexico — 0.6%
Otero County, NM, Jail Project Revenue	7.500%	12/1/24	1,000,000	988,630
New York — 6.6%
Brookhaven, NY, IDA, Civic Facilities Revenue, Memorial Hospital Medical Center Inc.	8.250%	11/15/30	700,000	722,008	(b)
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	2,000,000	2,049,440
Monroe County, NY, IDA, Civic Facilities Revenue, Woodland Village Project	8.550%	11/15/32	1,000,000	1,041,520	(b)
New York City, NY, IDA, Civic Facilities Revenue, Special Needs Facilities Pooled Program	8.125%	7/1/19	385,000	392,700
New York Liberty Development Corp., Liberty Revenue, Second Priority, Bank of America	6.375%	7/15/49	5,500,000	5,751,350
Suffolk County, NY, IDA, Civic Facilities Revenue, Eastern Long Island Hospital Association	7.750%	1/1/22	800,000	879,720	(b)
Total New York				10,836,738
Ohio — 2.7%
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	1,500,000	1,519,275
Miami County, OH, Hospital Facilities Revenue, Refunding and Improvement Upper Valley Medical Center	5.250%	5/15/21	1,500,000	1,544,280
Riversouth Authority, OH, Revenue, Riversouth Area Redevelopment	5.000%	12/1/25	1,260,000	1,346,612
Total Ohio				4,410,167
Oklahoma — 1.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	6.875%	11/1/23	1,300,000	1,325,272
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,032,070
Total Oklahoma				2,357,342

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

July 31, 2010

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania — 5.6%
Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project	7.250%	1/1/35	$1,000,000	$1,165,710	(b)
Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project	6.000%	11/15/35	1,000,000	960,970
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center	5.000%	1/1/27	1,000,000	986,090
Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services Inc. Project	7.500%	2/15/29	920,000	826,225
Pennsylvania Economic Development Financing Authority, Health Systems Revenue, Albert Einstein Healthcare	6.250%	10/15/23	2,000,000	2,138,220
Philadelphia, PA, Authority for IDR, Host Marriot LP Project, Remarketed 10/31/95	7.750%	12/1/17	1,000,000	1,004,280	(a)
Westmoreland County, PA, IDA Revenue, Health Care Facilities, Redstone Highlands Health	8.125%	11/15/30	2,000,000	2,063,240	(b)
Total Pennsylvania				9,144,735
Puerto Rico — 0.6%
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	1,000,000	1,008,410
Tennessee — 3.8%
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance	5.500%	7/1/36	1,000,000	985,010
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	2,500,000	2,230,500
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/26	3,000,000	3,014,460
Total Tennessee				6,229,970
Texas — 19.7%
Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co.	5.900%	5/1/28	1,500,000	1,514,670	(a)(d)
Burnet County, TX, Public Facility Project Revenue	7.500%	8/1/24	1,440,000	1,479,672
Garza County, TX, Public Facility Corp.	5.500%	10/1/18	1,000,000	983,180
Garza County, TX, Public Facility Corp., Project Revenue	5.750%	10/1/25	2,000,000	2,074,660
Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project	7.500%	10/1/12	2,000,000	2,055,180	(a)(d)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	2,000,000	1,896,540
Houston, TX, Airport Systems Revenue, Special Facilities, Continental Airlines Inc. Project	6.125%	7/15/27	2,750,000	2,500,575	(a)
Laredo, TX, ISD Public Facility Corp., Lease Revenue, AMBAC	5.000%	8/1/29	1,000,000	1,006,910
Midlothian, TX, Development Authority, Tax Increment Contract Revenue	6.200%	11/15/29	1,000,000	1,015,260
North Texas Tollway Authority Revenue	5.750%	1/1/40	2,500,000	2,646,475
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	2,000,000	2,115,300
Texas Private Activity Bond Surface Transportation Corp., Senior Lien	6.875%	12/31/39	2,000,000	2,075,080
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	4,000,000	4,165,160
Texas State Public Finance Authority:
Charter School Finance Corp. Revenue, Cosmos Foundation Inc.	6.200%	2/15/40	1,000,000	1,016,580
Uplift Education	5.750%	12/1/27	1,500,000	1,506,975

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

July 31, 2010

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas — continued
West Texas Detention Facility Corp. Revenue	8.000%	2/1/25	$1,865,000	$1,700,227
Willacy County, TX, Local Government Corp. Revenue	6.875%	9/1/28	1,000,000	927,450
Willacy County, TX, PFC Project Revenue	8.250%	12/1/23	1,000,000	1,064,100
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	580,000	524,442
Total Texas				32,268,436
U.S. Virgin Islands — 1.7%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	2,500,000	2,796,675
Virginia — 2.3%
Alexandria, VA, Redevelopment & Housing Authority, MFH Revenue, Parkwood Court Apartments Project	8.125%	4/1/30	335,000	323,037
Broad Street CDA Revenue	7.500%	6/1/33	1,000,000	932,950
Chesterfield County, VA, EDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric Power Co. Project	5.600%	11/1/31	2,500,000	2,573,150	(a)
Total Virginia				3,829,137
West Virginia — 1.5%
Pleasants County, WV, PCR, Refunding, County Commission Allegheny	5.250%	10/15/37	2,500,000	2,478,350
Wisconsin — 0.6%
Wisconsin State HEFA Revenue, Aurora Health Care	6.400%	4/15/33	1,000,000	1,026,960
TOTAL INVESTMENTS — 98.5% (Cost — $158,646,454#)				161,397,080
Other Assets in Excess of Liabilities — 1.5%				2,398,323
TOTAL NET ASSETS — 100.0%				$163,795,403

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(d)	Maturity date shown represents the mandatory tender date.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
	AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
	CDA	- Communities Development Authority
	COP	- Certificates of Participation
	DFA	- Development Finance Agency
	EDA	- Economic Development Authority
	EDR	- Economic Development Revenue
	FGIC	- Financial Guaranty Insurance Company - Insured Bonds
	GO	- General Obligation
	HEFA	- Health & Educational Facilities Authority
	IDA	- Industrial Development Authority
	IDR	- Industrial Development Revenue
	ISD	- Independent School District
	NATL	- National Public Finance Guarantee Corporation - Insured Bonds
	PCR	- Pollution Control Revenue
	PFC	- Public Facilities Corporation

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

July 31, 2010

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Summary of Investments by Industry*

Industrial revenue	26.2%
Health care	19.0
Leasing	12.0
Pre-refunded/escrowed to maturity	11.5
Transportation	7.1
Special tax obligation	6.4
Education	6.0
Power	5.3
Other	2.9
Solid waste/resource recovery	1.6
Water & sewer	1.3
Local general obligation	0.5
Housing	0.2
100.0%

*As a percentage of total investments. Please note that Fund holdings are as of July 31, 2010 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	5.2%
AA/Aa	0.8
A	24.2
BBB/Baa	31.6
BB/Ba	7.7
CCC/Caa	1.6
CC/Ca	0.4
NR	28.5
100.0%

† As a percentage of total investments.

‡ In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the lowest rating category received from an NRSRO.

See pages 7 through 10 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA        — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA           — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A              — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB         — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B,

CCC,

CC and C — Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

D             —  An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa          — Bonds rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa            — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A              — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa          — Obligations rated “Baa” are subject to moderate credit risk. They are considered mediumgrade and as such may possess certain speculative characteristics.

Ba            — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B              — Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa          — Obligations rated” Caa” are judged to be of poor standing and are subject to very high credit risk.

Bond Ratings (unaudited)(continued)

Ca           — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C             — Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA        — Bonds rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA           — Bonds rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A              — Bonds rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB         — Bonds rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB, B,

CCC,

CC and C — Bonds rated “BB”, “B”, “CCC” “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D              — Bonds rated “D” indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

NR           — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Short-Term Notes Ratings

SP-1          —A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2          — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Short-Term Security Ratings (unaudited)(continued)

SP-3         —A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issuer Credit Ratings

A-1           —A short-term obligation rated “A-1”is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2           —A short-term obligation rated “A-2” rated by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3           —A short-term obligation rated “A-3” rated by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B               —A short-term obligation rated “B” rated by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1    —Moody’s highest rating for issues having a demand feature— VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2    —This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3    —This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Obligation Ratings

MIG 1       —Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

Short-Term Security Ratings (unaudited)(continued)

MIG 2       —This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3       —This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SC             —This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Security Ratings

P-1            —Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.  Have a superior ability to repay short-term debt obligations.

P-2            —Have a strong ability to repay short-term debt obligations.

P-3            —Have an acceptable ability to repay short-term debt obligations.

NP             —Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligation Ratings

F1              —Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2              —Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3              —Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$161,397,080	—	$161,397,080

†See Schedule of Investments for additional detailed categorizations.

(b) Credit and Market Risk.  The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(c) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Notes to Schedule of Investments (unaudited) (continued)

Gross unrealized appreciation	$7,506,036
Gross unrealized depreciation	(4,755,410)
Net unrealized appreciation	$2,750,626

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 24, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: September 24, 2010